Fair Value Measurements (Textual 1) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Cash collateral liability	$ 160,000,000	$ 1,400,000,000
Investment sales receivable	3,100,000,000	4,000,000,000
Derivatives priced by valuation models	97.00%	98.00%
Behavior Risk Margin	302,000,000	419,000,000
Credit-linked notes [Member]
Debt Instrument [Line Items]
Outstanding principal balance of notes		$ 243,000,000